Vanguard® Real Estate Index Fund
Schedule of Investments (unaudited)
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (94.3%)
Diversified REITs (3.3%)
	WP Carey Inc.	8,284,331	638,805
	VEREIT Inc.	10,817,648	544,128
	STORE Capital Corp.	11,332,354	389,040
[1]	Broadstone Net Lease Inc.	6,787,879	180,490
	PS Business Parks Inc.	961,158	170,798
	Essential Properties Realty Trust Inc.	5,469,456	162,935
*,1	DigitalBridge Group Inc.	22,643,489	151,711
	Washington REIT	3,937,613	99,819
	American Assets Trust Inc.	2,392,892	90,523
[1]	iStar Inc.	3,409,282	86,050
	Alexander & Baldwin Inc.	3,373,720	82,757
	Global Net Lease Inc.	4,440,852	71,142
	Empire State Realty Trust Inc. Class A	6,803,396	65,857
	Armada Hoffler Properties Inc.	2,807,968	38,497
	Gladstone Commercial Corp.	1,694,566	37,043
	One Liberty Properties Inc.	769,462	24,053
			2,833,648
Health Care REITs (6.7%)
	Welltower Inc.	19,435,737	1,562,633
	Ventas Inc.	18,316,386	977,545
	Healthpeak Properties Inc.	25,087,409	890,854
	Medical Properties Trust Inc.	27,380,894	584,034
	Healthcare Trust of America Inc. Class A	10,186,545	340,129
	Omega Healthcare Investors Inc.	10,956,158	321,673
	Healthcare Realty Trust Inc.	6,594,372	218,010
	Physicians Realty Trust	10,030,292	190,676
	Sabra Health Care REIT Inc.	10,051,904	142,234
	National Health Investors Inc.	2,027,715	109,050
	CareTrust REIT Inc.	4,505,620	93,492
	LTC Properties Inc.	1,832,631	58,388
	Community Healthcare Trust Inc.	1,079,910	51,663
	Global Medical REIT Inc.	2,688,939	44,583
	Diversified Healthcare Trust	11,092,200	40,375
	Universal Health Realty Income Trust	641,122	36,525
			5,661,864
Hotel & Resort REITs (2.2%)
*	Host Hotels & Resorts Inc.	32,868,507	553,177
*	Ryman Hospitality Properties Inc.	2,435,143	208,302
*	Park Hotels & Resorts Inc.	11,008,803	203,993
	Apple Hospitality REIT Inc.	9,890,853	155,385
	Pebblebrook Hotel Trust	6,116,119	137,368

		Shares	Market Value ($000)
*	Sunstone Hotel Investors Inc.	10,066,042	124,215
	RLJ Lodging Trust	7,677,112	110,704
*	Xenia Hotels & Resorts Inc.	5,297,846	94,302
*	DiamondRock Hospitality Co.	9,787,781	88,482
	Service Properties Trust	7,672,820	82,636
*	Summit Hotel Properties Inc.	4,940,211	49,402
*	CorePoint Lodging Inc.	1,907,293	32,882
*	Chatham Lodging Trust	2,263,579	28,725
			1,869,573
Industrial REITs (10.3%)
	Prologis Inc.	34,436,670	4,991,940
	Duke Realty Corp.	17,455,559	981,701
	Rexford Industrial Realty Inc.	6,240,130	419,337
	EastGroup Properties Inc.	1,863,004	368,465
	First Industrial Realty Trust Inc.	6,010,824	350,010
	Americold Realty Trust	11,755,763	346,442
	STAG Industrial Inc.	7,433,645	323,587
	Innovative Industrial Properties Inc.	1,113,770	293,022
	Terreno Realty Corp.	3,238,153	236,806
	Lexington Realty Trust	12,923,842	188,300
	Industrial Logistics Properties Trust	3,039,979	85,393
	Monmouth Real Estate Investment Corp.	4,347,187	81,944
			8,666,947
Office REITs (5.9%)
	Alexandria Real Estate Equities Inc.	6,522,997	1,331,605
	Boston Properties Inc.	6,902,054	784,349
	Kilroy Realty Corp.	4,878,731	328,729
	Vornado Realty Trust	7,575,984	322,964
	Cousins Properties Inc.	6,919,939	274,099
	Douglas Emmett Inc.	8,168,352	266,942
	SL Green Realty Corp.	3,228,529	226,223
	Highwoods Properties Inc.	4,843,913	217,201
	Hudson Pacific Properties Inc.	7,027,008	180,945
	JBG SMITH Properties	5,509,410	159,002
*	Equity Commonwealth	5,675,634	147,169
	Corporate Office Properties Trust	5,229,148	141,815
	Brandywine Realty Trust	7,954,017	105,391
	Piedmont Office Realty Trust Inc. Class A	5,774,139	102,549
	Columbia Property Trust Inc.	5,347,337	102,508
	Easterly Government Properties Inc. Class A	3,904,422	82,110
	Paramount Group Inc.	8,154,394	69,149
*	Mack-Cali Realty Corp.	3,379,042	61,465
	Office Properties Income Trust	2,249,623	57,635
	City Office REIT Inc.	2,020,416	38,327
	Franklin Street Properties Corp.	4,726,715	21,270
*,2	New York REIT Liquidating LLC	1,208	14
			5,021,461
Other (11.5%)[3]
[4,5]	Vanguard Real Estate II Index Fund	367,841,854	9,680,769
Residential REITs (13.1%)
	AvalonBay Communities Inc.	6,498,624	1,538,094
	Equity Residential	16,239,546	1,403,097
	Invitation Homes Inc.	26,424,057	1,089,992
	Mid-America Apartment Communities Inc.	5,329,419	1,088,321
	Essex Property Trust Inc.	3,025,725	1,028,535
	Sun Communities Inc.	5,205,639	1,020,201

		Shares	Market Value ($000)
	UDR Inc.	13,817,625	767,293
	Camden Property Trust	4,547,183	741,646
	Equity LifeStyle Properties Inc.	8,062,457	681,358
	American Homes 4 Rent Class A	13,497,118	547,983
	Apartment Income REIT Corp.	7,300,337	391,371
	American Campus Communities Inc.	6,417,741	344,761
[1]	Independence Realty Trust Inc.	4,755,245	112,367
	NexPoint Residential Trust Inc.	1,052,797	74,559
	Centerspace	615,495	62,313
	Apartment Investment & Management Co. Class A	6,986,037	52,954
	UMH Properties Inc.	2,103,316	50,353
	Preferred Apartment Communities Inc.	2,332,379	29,411
			11,024,609
Retail REITs (8.7%)
	Simon Property Group Inc.	14,893,221	2,183,048
	Realty Income Corp.	18,022,738	1,287,364
	Kimco Realty Corp.	27,161,092	613,841
	Regency Centers Corp.	7,116,478	501,071
	Federal Realty Investment Trust	3,257,588	392,051
	National Retail Properties Inc.	8,173,367	370,744
	Brixmor Property Group Inc.	13,823,623	324,026
	Spirit Realty Capital Inc.	5,351,481	261,848
	Agree Realty Corp.	2,986,026	212,187
	Kite Realty Group Trust	10,160,494	206,258
	Macerich Co.	9,613,693	173,912
	SITE Centers Corp.	7,859,243	124,883
	Retail Opportunity Investments Corp.	5,529,208	98,254
	Urban Edge Properties	5,447,829	95,500
	Acadia Realty Trust	4,017,817	85,901
[1]	Tanger Factory Outlet Centers Inc.	4,692,734	78,838
	Getty Realty Corp.	1,757,267	56,443
	RPT Realty	3,778,911	50,222
	NETSTREIT Corp.	1,834,501	44,468
	American Finance Trust Inc. Class A	5,067,452	41,959
	Saul Centers Inc.	657,392	30,503
	Alexander's Inc.	107,012	29,833
	Urstadt Biddle Properties Inc. Class A	1,388,311	27,266
*	Seritage Growth Properties Class A	1,395,681	21,494
*,2	Spirit MTA REIT	2,071,263	554
	Urstadt Biddle Properties Inc.	16,032	282
			7,312,750
Specialized REITs (32.6%)
	American Tower Corp.	21,166,232	5,968,242
	Crown Castle International Corp.	19,868,592	3,582,307
	Equinix Inc.	4,144,983	3,469,641
	Public Storage	7,330,762	2,435,133
	Digital Realty Trust Inc.	12,858,043	2,029,128
	SBA Communications Corp.	5,090,013	1,757,734
	Weyerhaeuser Co.	34,876,127	1,245,775
	Extra Space Storage Inc.	6,225,112	1,228,650
	VICI Properties Inc.	28,579,152	838,798
	Iron Mountain Inc.	13,440,615	613,430
	CubeSmart	9,380,723	516,034
	Gaming & Leisure Properties Inc.	10,294,521	499,181
	Life Storage Inc.	3,577,662	478,727
	CyrusOne Inc.	5,704,149	467,854
	Lamar Advertising Co. Class A	4,035,438	456,812

		Shares	Market Value ($000)
	CoreSite Realty Corp.	2,000,977	285,059
	MGM Growth Properties LLC Class A	7,140,136	281,179
	Rayonier Inc.	6,471,894	241,596
	National Storage Affiliates Trust	3,860,171	241,106
	EPR Properties	3,480,527	174,757
	Outfront Media Inc.	6,774,930	168,628
	PotlatchDeltic Corp.	3,120,843	163,126
	Uniti Group Inc.	10,867,151	155,509
	Four Corners Property Trust Inc.	3,545,914	102,832
	Safehold Inc.	743,849	55,566
[1]	GEO Group Inc.	5,662,438	46,319
	Gladstone Land Corp.	1,298,437	28,747
	CatchMark Timber Trust Inc. Class A	2,265,635	19,394
			27,551,264
Total Equity Real Estate Investment Trusts (REITs) (Cost $59,684,451)			79,622,885
Real Estate Management & Development (5.5%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,507,688	70,891
	RMR Group Inc. Class A	717,554	24,964
*	Five Point Holdings LLC Class A	2,728,501	20,082
			115,937
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,924,124	167,649
*	Forestar Group Inc.	809,172	15,835
			183,484
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	5,898,398	131,947
*	FRP Holdings Inc.	285,393	16,325
			148,272
Real Estate Services (5.0%)
*	CBRE Group Inc. Class A	15,625,107	1,626,261
*	Zillow Group Inc. Class C	7,526,544	779,976
*	Jones Lang LaSalle Inc.	2,388,399	616,756
*	Zillow Group Inc. Class A	2,844,961	300,769
*	Redfin Corp.	4,008,876	205,816
	eXp World Holdings Inc.	3,032,759	156,491
*	Opendoor Technologies Inc.	5,378,405	127,522
	Newmark Group Inc. Class A	7,901,293	117,571
*	Cushman & Wakefield plc	6,226,199	114,500
*	Realogy Holdings Corp.	5,419,688	93,869
*	Marcus & Millichap Inc.	1,104,376	52,016
	RE/MAX Holdings Inc. Class A	879,419	27,974
			4,219,521
Total Real Estate Management & Development (Cost $3,482,954)			4,667,214

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[6,7]	Vanguard Market Liquidity Fund (Cost $321,510)	0.070%	3,215,549	321,555
Total Investments (100.2%) (Cost $63,488,915)				84,611,654
Other Assets and Liabilities—Net (-0.2%)				(178,324)
Net Assets (100%)				84,433,330
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $118,433,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See Appendix for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $124,844,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-mini S&P 500 Index	December 2021	(275)	(63,209)	50

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Crown Castle International Corp.	1/31/22	GSI	42,213	(0.130)	2,861	—
Digital Realty Trust Inc.	1/31/22	GSI	36,885	(0.130)	2,566	—
Equinix Inc.	1/31/22	GSI	19,535	(0.130)	1,391	—
Equity Residential	1/31/22	GSI	25,374	(0.130)	545	—
Redfin Corp.	1/31/22	GSI	18,001	(0.080)	—	(32)
Seritage Growth Properties Class A	1/31/22	GSI	5,892	(0.080)	206	—
Simon Property Group Inc.	1/31/22	GSI	56,088	(0.130)	2,542	—
					10,111	(32)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $13,002,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	84,289,531	—	568	84,290,099
Temporary Cash Investments	321,555	—	—	321,555
Total	84,611,086	—	568	84,611,654

Derivative Financial Instruments
Assets
Futures Contracts[1]	50	—	—	50
Swap Contracts	—	10,111	—	10,111
Total	50	10,111	—	10,161
Liabilities
Swap Contracts	—	32	—	32
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	353,714	NA2	NA2	30	(30)	57	—	321,555
Vanguard Real Estate II Index Fund	7,399,530	165,498	—	—	2,116,731	165,498	—	9,680,769
Total	7,753,244	165,498	—	30	2,116,701	165,555	—	10,002,324
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.